                               Semi-Annual Report
-------------------------------------------------------------------------------
                             Dreyfus Premier Global
-------------------------------------------------------------------------------
                                 Investing, Inc.
-------------------------------------------------------------------------------



                                 April 30, 1997

                                     [LOGO]

Dreyfus Premier Global Investing, Inc.
-------------------------------------------------------------------------------
Letter to Shareholders

Dear Shareholder:
   We are pleased to report the performance of Dreyfus Premier Global Investing, Inc. for its six-month reporting period ended April 30, 1997 as shown in the following table:
                                                             Total Return*
                                                             -------------
         Class A shares                                          7.80%
         Class B shares                                          7.39%
         Class C shares                                          7.40%
         Class R shares                                          7.85%

   Dreyfus Premier Global Investing, Inc. outperformed both the Morgan Stanley Capital International (MSCI) World Index, which had a total return of 7.56%,** and the Lipper Median for Global Funds, which was 7.43% for the period. The Fund's outperformance during the period is principally attributable to individual stock selection in the U.S. and Europe, selected investments in emerging markets and profitable currency hedging.

INVESTMENT APPROACH
   My investment process is designed to deliver to investors a portfolio that includes holdings in 15 to 25 markets around the world, exposure to rapidly growing emerging markets, and active currency management. I address this challenge by evaluating information on growth, valuation, interest rates, liquidity, technical factors and currency in each of the world's major markets.

   The Fund is managed in a disciplined way. I search for stocks expected to have higher earnings growth rates than the market in which they trade. I also look for companies that have made a change in management, strategy or business structure that will positively alter their future growth rate. Stocks purchased generally have attractive valuations both relative to their own history and that of the local market. Companies typically may be sold when growth is forecast to fall below my own or consensus estimates, the valuation target is reached or the weighting in that market is reduced as a result of an asset allocation decision.

   Foreign currencies are at least partially hedged, where practicable, when I believe that a given currency has 10% or more downside risk against the U.S. dollar over the next 12 to 18 months.

CURRENT STRATEGY

Japan
   Your Fund's solid performance for the six months ending April 30, 1997 was achieved despite the fact that the Japanese market, an important focus of investment in the Fund, fell 6.4% during the period. It is important to note that, since the Nikkei's bottom on January 10, 1997, the market rose 10.7% through April 30.

   Japan, the world's second largest equity market after the U.S., was the Fund's largest overweight relative to the World Index. Our research reveals that Japanese corporate earnings, now in their third year of rapid growth, have exceeded the expectations of many investors. Where valuation is concerned the market has not been this cheap since the early 1980s, whether one is considering the price-to-earnings ratio or the market's earnings yield relative to Japanese bonds. Japan's currency appears to be benign for the market. The Yen's nearly 50% decline from its high of mid-1995 helped boost the profitability of many Japanese companies. Only recently have these positives come to the attention of both local and foreign investors, causing a number of technical indicators to turn positive for the market.

   Your Fund's Japanese holdings are well diversified, consisting of more than 40 companies. Among them are some of the producers of high technology parts and components that form the guts of many of the computers, servers and telecommunications equipment products; retailers that are changing the ways Japanese consumers shop; and consumer goods manufacturers that may benefit from the potential economic recovery in Japan.

U.S.A.

   The Fund's investments in the U.S. were reduced to 24% by the end of the reporting period. This is well below the U.S. weighting in the MSCI Index, which is 45%. As the Fund changes its investment approach to that of an international fund (see "Fund Changes" below), we will continue to reduce exposure to the domestic market.

Europe
   While no reliable index of all major European stocks exists, many of the 15 stock markets in Europe rose 20%-25% in local currency terms for the six months ending April 30, 1997. However the rise of the U.S. dollar over the period erased about half of these gains, leaving many markets up about 9%-12% in U.S. dollar terms. Your Fund's European weighting is slightly in excess of Europe's total weighting in the MSCI World Index.

   The investment characteristics of major European markets are converging as the fiscal and monetary policies of governments are brought into line for the anticipated introduction of a single currency in 1999. While some "macro" differences remain, individual stock picking has been and will probably continue to be your Fund's emphasis in Europe.

EMERGING MARKETS
   During the reporting period the Fund began to reduce its exposure to emerging markets. Among Asian emerging markets, an increasing number of these developing economies are encountering growing pains. Thailand and Korea, in particular, are managing a transition from manufacturing lower value-added goods such as textiles to more complex products such as electronics and some services. The Dreyfus International team expects these challenges to take some time to address. Other Asian markets such as Malaysia and the Philippines are having problems with their trade accounts which threaten currency and stock market stability in each country in the short term. On balance these markets have declined meaningfully during the period your Fund has been absent from them. The Dreyfus International team looks forward to reinvesting in some or all of these markets in the future, should the right opportunities present themselves.

   Asia, which contained the preeminent emerging markets of the last 15 years, now seems to have new competition. Latin American markets have perked up for the first time since the Mexican currency crisis of a couple of years ago. Brazil, the area's best performer, rose 52% for the six months ended April 30, 1997, as both local and foreign investors signalled confidence in the massive economic reform program underway in that country. The Fund took profits in Brazil as the market moved up to these unprecedented heights. While the Dreyfus International team remains bullish on the longer term prospects for the Brazilian stock market, we currently believe that the market has priced in most of the good news in the short term.

CURRENCY
   In keeping with my investment style, the currencies underlying your Fund's stock holdings in both the Japanese Yen and a variety of European currencies were partially hedged over the October 31,1996 - April 30, 1997 period. As the Yen and nearly all of the European currencies fell against the dollar during the period, these currency hedges added to the returns registered by Dreyfus Premier Global Investing over the period.

FUND CHANGES

   Please note, effective August 1, 1997, Dreyfus Premier Global Investing, Inc. will change its investment approach to that of an international fund that invests substantially all of its assets in foreign securities, from that of a global fund that invests a significant portion of its assets in domestic securities. With this change in investment approach, the Fund will change its name to Dreyfus Premier International Growth Fund, Inc.

   As you may know, the Fund's investment parameters are broad enough to permit it to operate as a global or international fund. In the past, the Fund generally has been managed as a global fund with a significant portion of its assets invested in the securities of U.S. issuers. Under the new investment approach, the Fund will invest substantially all of its assets in securities whose primary trading markets are outside the U.S. This change has been implemented in response to feedback from the investment community, which has expressed considerable interest in having another Dreyfus-managed international fund.

   I greatly appreciate your investment in the Fund and will continue to manage the Fund toward its goal of long-term capital growth.

                                                     Sincerely,


                                                     Ron Chapman
                                                     Portfolio Manager
May 19, 1997
New York, N.Y.

* Total return includes reinvestment of dividends and any capital gains paid without taking into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class B shares and Class C shares.
** SOURCE: LIPPER ANALYTICAL SERVICES, INC. -- Unlike the Fund, which may invest in various types of securities and engage in different investment techniques, the Morgan Stanley Capital International World Index is an unmanaged index of global stock market performance consisting of equity securities.

Dreyfus Premier Global Investing, Inc.
-------------------------------------------------------------------------------
Statement of Investments                             April 30, 1997 (Unaudited)


Common Stocks--89.5%                                                                 Shares            Value
-------------------------------------------------------------------------------   ------------      -----------
                       Canada--.8%  Ranger Oil...............................       100,000         $ 1,000,000
                                                                                                    -----------
                       China--1.1%  China Overseas Land & Investment.........       700,000             395,365
                                    China Resources Enterprises..............       125,000             345,339
                                    New World Infrastructure..............(a)       100,000             282,726
                                    Shanhai Industrial Holdings..............        75,000             422,153
                                                                                                    -----------
                                                                                                      1,445,583
                                                                                                    -----------
                      France--5.2%  Banque Nationale de Paris................        37,000           1,580,816
                                    Elf Aquitaine............................        10,000             971,173
                                    Generale Des Eaux........................        11,200           1,562,388
                                    Michelin, Cl. B..........................        29,500           1,650,643
                                    Thomson CSF..............................        35,000           1,080,988
                                                                                                    -----------
                                                                                                      6,846,008
                                                                                                    -----------
                     Germany--4.8%  Adidas AG................................         8,000             834,923
                                    Bankgesellschaft Berlin AG...............        35,000             729,343
                                    Continental AG...........................        37,000             815,091
                                    Daimler Benz AG..........................        10,000             743,567
                                    Daimler Benz AG (rights).................        10,000                 867
                                    GEA AG...................................         1,600             564,324
                                    Henkel KGaA..............................         4,000             202,139
                                    Hoechst AG...............................        15,000             589,765
                                    Volkswagen AG............................         3,000           1,909,800
                                                                                                    -----------
                                                                                                      6,389,819
                                                                                                    -----------
                   Hong Kong--2.1%  Cheung Kong Holdings.....................       105,000             921,766
                                    HSBC Holdings............................        35,000             885,618
                                    Hong Kong China & Gas....................       360,000             571,649
                                    Hysan Development........................       140,000             386,780
                                                                                                    -----------
                                                                                                      2,765,813
                                                                                                    -----------
                     Ireland--1.2%  Bank of Ireland..........................       155,000           1,612,643
                                                                                                    -----------
                      Israel--1.2%  Teva Pharmaceutical Industries, A.D.R. ..        30,000           1,522,500
                                                                                                    -----------
                       Italy--2.9%  Fiat SPA.................................       225,000             744,736
                                    Parmalat Finanziaria SPA.................       970,000           1,409,619
                                    Stet SPA.................................       350,000           1,663,216
                                                                                                    -----------
                                                                                                      3,817,571
                                                                                                    -----------
                      Japan--25.0%  Advantest................................        14,300             793,631
                                    Bank of Tokyo-Mitsubishi.................        75,000           1,186,727
                                    Circle K Japan...........................        18,000             826,104
                                    Dai Nippon Printing......................        42,000             757,143
                                    Daikin Industries........................        96,000             753,459
                                    Daiwa Securities.........................       233,000           1,549,959
                                    Family Mart..............................        17,600             644,257
                                    Fuji Bank................................        80,000             900,574


Dreyfus Premier Global Investing, Inc.
-------------------------------------------------------------------------------
Statement of Investments (continued)                 April 30, 1997 (Unaudited)


Common Stocks (continued)                                                            Shares            Value
-------------------------------------------------------------------------------   ------------      -----------
                Japan (continued)   Fuji Photo Film..........................        35,000          $ 1,336,298
                                    Isetan...................................        65,000              716,366
                                    Jusco....................................        26,000              798,236
                                    Mabuchi Motor............................        35,000            1,771,628
                                    Matsushita Kotobuki Electric Industrial..        40,000            1,275,289
                                    Mineba...................................       180,000            1,502,007
                                    Mitusi & Co..............................        86,000              656,018
                                    Mitsubishi Heavy Industries..............        95,000              626,702
                                    Murata...................................        18,000              663,150
                                    NKK...................................(a)       515,000            1,110,839
                                    Namco....................................        45,000            1,317,798
                                    Nichiei..................................        14,000            1,124,143
                                    Nitto Electric Works.....................        60,500              871,565
                                    Pioneer..................................        36,000              643,312
                                    Rohm.....................................        11,000              852,082
                                    Shisheido................................        55,000              788,002
                                    Showa Aluminum...........................       200,000            1,017,082
                                    Sony.....................................        20,000            1,454,774
                                    Sumitomo Bank............................        83,000              947,414
                                    Sumitomo Metal Mining....................       155,000            1,037,156
                                    Takefuji.................................        14,300              687,813
                                    Tokyo Electronics........................        23,100              891,049
                                    Toyota Motor.............................        45,000            1,303,629
                                    Uni Charm................................        29,000              888,057
                                    Ushio....................................        60,000              703,770
                                    Yamaha...................................        36,000              725,497
                                                                                                     -----------
                                                                                                      33,121,530
                                                                                                     -----------
                    Malaysia--2.2%  KFC Holdings Berhad......................       263,333            1,080,910
                                    Road Builder Holdings Berhad.............        62,500              303,869
                                    Tenaga Nasional Berhad...................       265,000            1,225,040
                                    YTL Berhad...............................        77,500              315,028
                                    YTL Power Berhad (rights)................        14,000               18,969
                                                                                                     -----------
                                                                                                       2,943,816
                                                                                                     -----------
                       Mexico--.0%  Grupo Financiero, Cl. B..................         3,315               11,344
                                                                                                     -----------
                 Netherlands--6.9%  Cap Gemini NV............................        46,000            1,503,546
                                    Goudsmit NV..............................         9,000            1,225,716
                                    Groupe AB, A.D.S.........................        96,000              696,000
                                    Heijmans NV..............................        35,000              737,485
                                    Philips Electronics NV...................        27,000            1,444,500
                                    PolyGram NV..............................        13,000              638,040
                                    Schlumberger.............................        17,000            1,882,750
                                    Vnu-Vernigde Nederlandse
                                      Uitgeversbedrijven Verenigd Bezit......        49,000            1,014,852
                                                                                                     -----------
                                                                                                       9,142,889
                                                                                                     -----------
                       Norway--.6%  Schibsted Group..........................        45,000              778,065
                                                                                                     -----------

Dreyfus Premier Global Investing, Inc.
-------------------------------------------------------------------------------
Statement of Investments (continued)                 April 30, 1997 (Unaudited)


Common Stocks (continued)                                                            Shares            Value
-------------------------------------------------------------------------------   ------------      -----------
                Philippines--1.0%   Ayala Land...............................        97,500          $    70,303
                                    Filinvest Land........................(a)       775,000              182,352
                                    Manilla Electric, Cl. B..................        49,000              304,971
                                    Philippine Long Distance Telephone.......        14,000              799,620
                                                                                                     -----------
                                                                                                       1,357,246
                                                                                                     -----------
                    Portugal--1.0%  Cimpor Cimentos de Portugal..............        60,000            1,292,626
                                                                                                     -----------
                       Spain--1.4%  Repsol S.A...............................        45,000            1,891,456
                                                                                                     -----------
                      Sweden--3.0%  Electrolux, Cl. B........................        24,000            1,378,060
                                    Garphyttan Industrier AB.................       120,000            1,355,093
                                    Skandia Group Forsakrings AB.............        45,000            1,303,415
                                                                                                     -----------
                                                                                                       4,036,568
                                                                                                     -----------
                 Switzerland--1.5%  Elektrowatt AG, Cl. B....................         2,000              716,763
                                    Novartis AG..............................         1,000            1,320,639
                                                                                                     -----------
                                                                                                       2,037,402
                                                                                                     -----------
              United Kingdom--6.4%  British Sky Broadcasting Group...........       125,000            1,153,060
                                    Grand Metropolitan.......................       190,000            1,590,797
                                    JBA Holdings PLC.........................        70,000              931,372
                                    Misys PLC................................        25,000              501,991
                                    Reuters..................................       100,000            1,029,539
                                    Sema Group PLC...........................        27,000              524,627
                                    Serco Group PLC..........................        43,000              467,471
                                    Telewest PLC..........................(a)       150,000              216,617
                                    Thistle Hotels...........................       300,000              876,204
                                    Vodafone Group PLC.......................       275,000            1,229,322
                                                                                                     -----------
                                                                                                       8,521,000
                                                                                                     -----------
              United States--21.2%  AlliedSignal.............................        18,700            1,351,075
                                    Aluminum Company of America..............        16,000            1,118,000
                                    American Home Products...................        20,000            1,325,000
                                    Applied Materials........................        34,000            1,865,750
                                    Cabletron Systems........................        30,000            1,035,000
                                    Chubb....................................        30,000            1,732,500
                                    Cisco Systems............................        13,000              672,750
                                    Consolidated Stores......................        30,000            1,200,000
                                    Culligan Water Technologies...........(a)        32,500            1,328,437
                                    Deltic Timber............................         3,300               83,737
                                    Disney (Walt)............................        19,000            1,558,000
                                    Fluor....................................        30,000            1,650,000
                                    Host Marriott.........................(a)        75,000            1,303,125
                                    McDonald's...............................        20,000            1,072,500
                                    Monsanto.................................        35,000            1,496,250
                                    Murphy Oil...............................        45,000            1,957,500
                                    Parker-Hannifin..........................        25,000            1,243,750
                                    Seagate Technology....................(a)        28,000            1,284,500


Dreyfus Premier Global Investing, Inc.
-------------------------------------------------------------------------------
Statement of Investments (continued)                 April 30, 1997 (Unaudited)


Common Stocks (continued)                                                            Shares            Value
-------------------------------------------------------------------------------   ------------      -----------
        United States (continued)   Sears, Roebuck & Co......................        28,000         $  1,344,000
                                    Tommy Hilfiger...........................        24,000              954,000
                                    U.S. Surgical............................        32,000            1,096,000
                                    Westinghouse Electric....................        90,000            1,530,000
                                                                                                    ------------
                                                                                                      28,201,874
                                                                                                    ------------
                                    TOTAL COMMON STOCKS
                                      (cost $110,876,291)....................                       $118,735,753
                                                                                                    ------------
                                                                                                    ------------
Preferred Stocks--1.0%
-----------------------------------------------------------------------------

                         Germany;   Henkel KGaA
                                      (cost $875,237)........................        24,000         $  1,304,423
                                                                                                    ------------
                                                                                                    ------------
                                                                                  Principal
Short-Term Investments--3.8%                                                        Amount
-----------------------------------------------------------------------------    -----------
             U.S. Treasury Bills:   5.02%, 5/1/1997..........................     $  10,000         $    10,000
                                    4.97%, 5/8/1997..........................        74,000              73,933
                                    4.98%, 5/15/1997.........................       252,000             251,541
                                    5.16%, 7/24/1997.........................     3,953,000           3,906,355
                                    5.17%, 8/7/1997..........................       798,000             786,844
                                                                                                    ------------
                                    TOTAL SHORT-TERM INVESTMENTS
                                      (cost $5,027,615)......................                       $  5,028,673
                                                                                                    ------------
                                                                                                    ------------
TOTAL INVESTMENTS (cost $116,779,143)........................................         94.3%         $125,068,849
                                                                                     ------         ------------
                                                                                     ------         ------------
CASH AND RECEIVABLES (NET)...................................................          5.7%          $ 7,618,398
                                                                                     ------         ------------
                                                                                     ------         ------------
NET ASSETS...................................................................        100.0%         $132,687,247
                                                                                     ------         ------------
                                                                                     ------         ------------

Notes to Statement of Investments:
-----------------------------------------------------------------------------
(a)  Non-income producing.


                       See notes to financial statements.

Dreyfus Premier Global Investing, Inc.
-------------------------------------------------------------------------------
Statement of Assets and Liabilities                  April 30, 1977 (Unaudited)

                                                                                        Cost            Value
                                                                                    -------------    -------------
ASSETS:                       Investments in securities--See Statement of
                                 Investments...................................     $116,779,143    $125,068,849
                              Cash.............................................                          170,506
                              Receivable for investment securities sold........                        6,705,989
                              Net unrealized appreciation on forward
                                 currency exchange contracts--Note 4(a)........                          708,054
                              Dividends and interest receivable................                          358,842
                              Receivable for shares of Common Stock subscribed.                            4,165
                              Prepaid expenses.................................                           50,150
                                                                                                    ------------
                                                                                                     133,066,555
                                                                                                    ------------

LIABILITIES:                  Due to The Dreyfus Corporation and affiliates....                           87,554
                              Due to Distributor...............................                           68,611
                              Payable for shares of Common Stock redeemed......                           45,902
                              Accrued expenses.................................                          177,241
                                                                                                    ------------
                                                                                                         379,308
                                                                                                    ------------
NET ASSETS.....................................................................                     $132,687,247
                                                                                                    ------------
                                                                                                    ------------
REPRESENTED BY:               Paid-in capital..................................                     $122,657,337
                              Accumulated distributions in excess of investment
                                income--net.....................................                        (936,960)
                              Accumulated net realized gain (loss) on investments,
                                forward currency exchange contracts and foreign
                                currency transactions..........................                        1,985,097
                              Accumulated net unrealized appreciation (depreciation)
                                on investments, forward currency exchange contracts
                                and foreign currency transactions..............                        8,981,773
                                                                                                    ------------
NET ASSETS.....................................................................                     $132,687,247
                                                                                                    ------------
                                                                                                    ------------



                                                                      NET ASSET VALUE PER SHARE
                                                                      -------------------------

                                                       Class A         Class B          Class C         Class R
                                                    ------------    ------------      ----------        --------
Net Assets..................................        $64,277,000      $68,126,171       $223,790         $60,286
Shares Outstanding..........................          4,168,747        4,464,701         14,992           3,919
NET ASSET VALUE PER SHARE...................             $15.42           $15.26         $14.93          $15.38
                                                         ------           ------         ------          ------
                                                         ------           ------         ------          ------

                       See notes to financial statements.

Dreyfus Premier Global Investing, Inc.
-------------------------------------------------------------------------------
Statement of Operations             Six Months Ended April 30, 1997 (Unaudited)


INVESTMENT INCOME

INCOME:                       Cash dividends (net of $79,416 foreign taxes
                                withheld at source)............................                $  702,874
                              Interest ........................................                   125,008
                                                                                               ----------
                                   Total Income................................                                 $   827,882

EXPENSES:                     Management fee--Note 3(a).........................                  511,438
                              Distribution fees--Note 3(b)......................                  264,867
                              Shareholder servicing costs--Note 3(c)............                  239,263
                              Custodian fees...................................                    68,798
                              Registration fees................................                    32,067
                              Professional fees................................                    20,623
                              Prospectus and shareholders' reports.............                    15,189
                              Directors' fees and expenses--Note 3(d)...........                   11,116
                              Miscellaneous...................................                      5,916
                                                                                               ----------
                                   Total Expenses..............................                                   1,169,277
                                                                                                                -----------
INVESTMENT (LOSS)..............................................................                                    (341,395)
                                                                                                                -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:

                              Net realized gain (loss) on investments and
                              foreign currency transactions...................                 $  185,046
                              Net realized gain (loss) on forward currency
                                exchange contracts:
                                  Short transactions...........................                 1,472,830
                                                                                               ----------
                                   Net Realized Gain (Loss)....................                                   1,657,876

                              Net unrealized appreciation (depreciation) on
                                investments, forward currency exchange contracts
                                and foreign currency transactions..............                                   8,872,712
                                                                                                                -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS........................                                   10,530,588
                                                                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..........................                                  $10,189,193
                                                                                                                -----------
                                                                                                                -----------

                       See notes to financial statements.

Dreyfus Premier Global Investing, Inc.
-------------------------------------------------------------------------------
Statement of Changes in Net Assets

                                                                                         Six Months Ended
                                                                                          April 30, 1997     Year Ended
                                                                                            (Unaudited)   October 31, 1996
                                                                                         ---------------- ----------------
OPERATIONS:
  Investment income (loss)--net...............................................             $   (341,395)    $    548,297
  Net realized gain (loss) on investments.....................................                1,657,876       18,542,400
  Net unrealized appreciation (depreciation) on investments...................                8,872,712       (5,532,025)
                                                                                           ------------     ------------
      Net Increase (Decrease) in Net Assets Resulting from Operations.........               10,189,193       13,558,672
                                                                                           ------------     ------------
DIVIDENDS TO SHAREHOLDERS FROM:
  Investment income--net:
    Class A shares............................................................                 (676,359)      (1,028,808)
    Class B shares............................................................                 (149,161)        (560,967)
    Class C shares............................................................                   (1,011)             (18)
    Class R shares............................................................                     (429)             (19)
  Net realized gain on investments:
    Class A shares............................................................               (8,792,664)      (3,506,346)
    Class B shares............................................................               (9,418,461)      (3,747,259)
    Class C shares............................................................                  (12,410)             (53)
    Class R shares............................................................                   (4,409)             (55)
                                                                                           ------------     ------------
      Total Dividends.........................................................              (19,054,904)      (8,843,525)
                                                                                           ------------     ------------
CAPITAL STOCK TRANSACTIONS:
  Net proceeds from shares sold:
    Class A shares............................................................               13,910,522       14,951,284
    Class B shares............................................................                1,454,264        3,076,414
    Class C shares............................................................                  163,723           53,626
    Class R shares............................................................                   55,018            2,929
  Dividends reinvested:
    Class A shares............................................................                9,128,243        4,352,170
    Class B shares............................................................                9,154,420        4,154,672
    Class C shares............................................................                   12,995               71
    Class R shares............................................................                    4,838               75
  Cost of shares redeemed:
    Class A shares............................................................              (21,242,960)     (23,319,202)
    Class B shares............................................................              (10,034,406)      (9,842,130)
    Class R shares............................................................                     (269)            (163)
                                                                                           ------------     ------------
      Increase (Decrease) in Net Assets from Capital Stock Transactions.......                2,606,388       (6,570,254)
                                                                                           ------------     ------------
        Total Increase (Decrease) in Net Assets...............................               (6,259,323)      (1,855,107)

NET ASSETS:
  Beginning of Period.........................................................              138,946,570      140,801,677
                                                                                           ------------     ------------
  End of Period...............................................................             $132,687,247     $138,946,570
                                                                                           ------------     ------------
                                                                                           ------------     ------------
Undistributed investment income (distributions in excess of investment income)--net        $   (936,960)    $    231,395
                                                                                           ------------     ------------

                       See notes to financial statements.

Dreyfus Premier Global Investing, Inc.
-------------------------------------------------------------------------------
Statement of Changes in Net Assets (continued)


                                                                             Six Months Ended
                                                                              April 30, 1997           Year Ended
                                                                                (Unaudited)         October 31, 1996
                                                                             ----------------       ----------------
CAPITAL SHARE TRANSACTIONS:
Class A
-------
Shares sold.................................................................      899,695                  915,349
Shares issued for dividends reinvested......................................      613,045                  280,062
Shares redeemed.............................................................   (1,376,816)              (1,421,401)
                                                                               ----------               ----------
                Net Increase (Decrease) in Shares Outstanding...............      135,924                 (255,990)
                                                                               ----------               ----------
                                                                               ----------               ----------
Class B
-------
Shares sold.................................................................       96,260                  187,874
Shares issued for dividends reinvested......................................      619,798                  269,259
Shares redeemed.............................................................     (649,170)                (601,474)
                                                                               ----------               ----------
                Net Increase (Decrease) in Shares Outstanding...............       66,888                 (144,341)
                                                                               ----------               ----------
                                                                               ----------               ----------
Class C
-------
Shares sold.................................................................       10,804                    3,221
Shares issued for dividends reinvested......................................          899                        5
                                                                               ----------               ----------
                Net Increase (Decrease) in Shares Outstanding...............       11,703                    3,226
                                                                               ----------               ----------
                                                                               ----------               ----------
Class R
-------
Shares sold.................................................................        3,375                      174
Shares issued for dividends reinvested......................................          326                        5
Shares redeemed.............................................................          (17)                     (10)
                                                                               ----------               ----------
                Net Increase (Decrease) in Shares Outstanding...............        3,684                      169
                                                                               ----------               ----------
                                                                               ----------               ----------


                       See notes to financial statements.

Dreyfus Premier Global Investing, Inc.
-------------------------------------------------------------------------------
Financial Highlights

   Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                       Class A Shares
                                       -------------------------------------------------------------------------------
                                       Six Months Ended                   Year Ended October 31,
                                        April 30, 1997   ---------------------------------------------------------
PER SHARE DATA:                           (Unaudited)       1996        1995       1994        1993       1992(1)
                                       ---------------  ----------  ---------- ----------  ----------   ---------
   Net asset value, beginning of period     $16.59        $16.10      $15.78     $15.58      $13.68       $12.50
                                            ------        ------      ------     ------      ------       ------
   Investment Operations:
   Investment income (loss)--net.....         (.01)          .14         .24        .15         .10          .05
   Net realized and unrealized gain (loss)
     on investments.................          1.22          1.44         .47        .71        2.01         1.13
                                            ------        ------      ------     ------      ------       ------
   Total from Investment Operations.          1.21          1.58         .71        .86        2.11         1.18
                                            ------        ------      ------     ------      ------       ------
   Distributions:
   Dividends from investment income--net      (.17)         (.25)       (.15)      (.08)       (.09)        --
   Dividends from net realized gain
     on investments.................         (2.21)         (.84)       (.24)      (.58)       (.12)        --
                                            ------        ------      ------     ------      ------       ------
   Total Distributions..............         (2.38)        (1.09)       (.39)      (.66)       (.21)        --
                                            ------        ------      ------     ------      ------       ------
   Net asset value, end of period...        $15.42        $16.59      $16.10     $15.78      $15.58       $13.68
                                            ------        ------      ------     ------      ------       ------
                                            ------        ------      ------     ------      ------       ------
TOTAL INVESTMENT RETURN(2)..........          7.80%(3)     10.21%       4.72%      5.62%      15.66%        9.44%(3)

RATIOS/SUPPLEMENTAL DATA:
   Ratio of operating expenses to
  average net assets................           .66%(3)      1.31%       1.31%      1.38%       1.66%        1.76%(3)
   Ratio of dividends on securities
     sold short to average net assets            --          --          .01%       .01%        .01%          --
   Ratio of net investment income (loss)
     to average net assets..........          (.06%)(3)      .76%        1.38%       .95%        .98%         .74%(3)
   Portfolio Turnover Rate..........         64.53%(3)    176.17%      229.90%    156.98%     179.28%      208.70%(3)
   Average commission rate paid(4)..        $.0261        $.0269          --         --          --            --
   Net Assets, end of period
     (000's Omitted)................       $64,277       $66,907      $68,584    $79,017     $75,066      $35,669

---------------
(1) From January 31, 1992 (commencement of operations) to October 31, 1992.
(2) Exclusive of sales load.
(3) Not annualized.
(4) For fiscal years beginning November 1, 1995, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.


                       See notes to financial statements.

Dreyfus Premier Global Investing, Inc.
-------------------------------------------------------------------------------
Financial Highlights (continued)

   Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                       Class B Shares
                                               ---------------------------------------------------------------
                                               Six Months Ended
                                                April 30, 1997               Year Ended October 31,
                                                                  --------------------------------------------
PER SHARE DATA:                                   (Unaudited)       1996        1995        1994       1993(1)
                                                   ---------      --------    --------     -------     -------
   Net asset value, beginning of period.....         $16.37        $15.90      $15.59       $15.49      $13.51
                                                     ------        ------      ------       ------      ------
   Investment Operations:
   Investment income (loss)--net.............          (.07)         --           .10          .06        (.01)
   Net realized and unrealized gain (loss)
      on investments........................           1.21          1.44         .49          .67        1.99
                                                     ------        ------      ------       ------      ------
   Total from Investment Operations.........           1.14          1.44         .59          .73        1.98
                                                     ------        ------      ------       ------      ------
   Distributions:
   Dividends from investment income--net.....          (.04)         (.13)       (.04)        (.05)       --
   Dividends from net realized gain
      on investments........................          (2.21)         (.84)       (.24)        (.58)       --
                                                     ------        ------      ------       ------      ------
   Total Distributions......................          (2.25)         (.97)       (.28)        (.63)       --
                                                     ------        ------      ------       ------      ------
   Net asset value, end of period...........         $15.26        $16.37      $15.90       $15.59      $15.49
                                                     ------        ------      ------       ------      ------
                                                     ------        ------      ------       ------      ------
TOTAL INVESTMENT RETURN(2)..................           7.39%(3)      9.36%       3.96%        4.82%      14.66%(3)
RATIOS/SUPPLEMENTAL DATA:
   Ratio of operating expenses
  to average net assets.....................           1.03%(3)      2.06%       2.06%        2.15%       1.96%(3)
   Ratio of dividends on securities
  sold short to average net assets..........             --           --          .01%         --          .01%(3)
   Ratio of net investment income (loss)
      to average net assets.................           (.43%)(3)      .01%        .62%         .23%       (.18%)(3)
   Portfolio Turnover Rate..................          64.53%(3)    176.17%     229.90%      156.98%     179.28%
   Average commission rate paid (4).........         $.0261        $.0269         --           --         --
   Net Assets, end of period (000's Omitted)        $68,126       $71,983     $72,215      $76,897     $40,897

-----------------------
(1) From January 15, 1993 (commencement of initial offering) to October 31,
    1993.
(2) Exclusive of sales load.
(3) Not annualized.
(4) For fiscal years beginning November 1, 1995, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.



                       See notes to financial statements.

Dreyfus Premier Global Investing, Inc.
-------------------------------------------------------------------------------
Financial Highlights (continued)

   Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                Class C Shares
                                                             -------------------------------------------------
                                                             Six Months Ended       Year Ended October 31,
                                                              April 30, 1997      ----------------------------
PER SHARE DATA:                                                 (Unaudited)          1996            1995(1)
                                                              --------------      ----------        ----------
   Net asset value, beginning of period...................       $16.20           $15.90            $15.85
                                                                 ------           ------            ------
   Investment Operations:
   Investment income (loss)--net...........................        (.06)(2)          .28              (.01)
   Net realized and unrealized gain (loss)
      on investments......................................         1.18(2)          1.14               .06
                                                                 ------           ------            ------
   Total from Investment Operations.......................         1.12(2)          1.42               .05
                                                                 ------           ------            ------
   Distributions:
   Dividends from investment income--net...................        (.18)            (.28)             --
   Dividends from net realized gain on investments........        (2.21)            (.84)             --
                                                                 ------           ------            ------
   Total Distributions....................................        (2.39)           (1.12)             --
                                                                 ------           ------            ------
   Net asset value, end of period.........................       $14.93           $16.20            $15.90
                                                                 ------           ------            ------
                                                                 ------           ------            ------
TOTAL INVESTMENT RETURN(3)................................         7.40%(4)         9.36%              .32%(4)

RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses to average net assets................         1.07%(4)         1.90%              .35%(4)
   Ratio of net investment income (loss)
      to average net assets...............................         (.39%)(4)        (.19%)            (.09%)(4)
   Portfolio Turnover Rate................................        64.53%(4)       176.17%           229.90%
   Average commission rate paid(5)........................       $.0261           $.0269               --
   Net Assets, end of period (000's Omitted)..............         $224              $53                $1

--------------------
(1) From September 5, 1995 (commencement of initial offering) to October
    31, 1995.
(2) Based on average shares outstanding.
(3) Exclusive of sales load.
(4) Not annualized.
(5) For fiscal years beginning November 1, 1995, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.



                       See notes to financial statements.

Dreyfus Premier Global Investing, Inc.
-------------------------------------------------------------------------------
Financial Highlights (continued)

   Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                               Class R Shares
                                                             -------------------------------------------------
                                                             Six Months Ended       Year Ended October 31,
                                                              April 30, 1997      ----------------------------
PER SHARE DATA:                                                 (Unaudited)          1996            1995(1)
                                                              ---------------     ----------        ----------
   Net asset value, beginning of period...................        $16.59           $16.11            $16.04
                                                                  ------           ------            ------
   Investment Operations:
   Investment income--net..................................          .13              .26               .01
   Net realized and unrealized gain (loss)
      on investments......................................          1.09             1.35               .06
                                                                  ------           ------            ------
    Total from Investment Operations.......................         1.22             1.61               .07
                                                                  ------           ------            ------
    Distributions:
   Dividends from investment income--net...................         (.22)            (.29)              --
   Dividends from net realized gain on investments........         (2.21)            (.84)              --
                                                                  ------           ------            ------
    Total Distributions....................................        (2.43)           (1.13)              --
                                                                  ------           ------            ------
    Net asset value, end of period.........................       $15.38           $16.59            $16.11
                                                                  ------           ------            ------
                                                                  ------           ------            ------
 TOTAL INVESTMENT RETURN(2)................................         7.85%(3)        10.45%              .44%(3)

RATIOS/SUPPLEMENTAL DATA:
   Ratio of expenses to average net assets................           .58%(3)          .87%              .18%(3)
   Ratio of net investment income to average net assets...           .05%(3)          .94%              .08%(3)
   Portfolio Turnover Rate................................         64.53%(3)       176.17%           229.90%
   Average commission rate paid(4)........................        $.0261           $.0269                --
   Net Assets, end of period (000's Omitted)..............           $60               $4                $1

------------------------
(1) From September 5, 1995 (commencement of initial offering) to October
    31, 1995.
(2) Exclusive of sales load.
(3) Not annualized.
(4) For fiscal years beginning November 1, 1995, the Fund is required to disclose its average commission rate paid per share for purchases and sales of investment securities.


                         See notes to financial statements.

Dreyfus Premier Global Investing, Inc.
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

Dreyfus Premier Global Investing, Inc. (the "Fund") is registered under the Investment Company Act of 1940 ("Act") as a non-diversified open-end management investment company. The Fund's investment objective is to maximize capital growth. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.

    The Fund's Director's approved, effective March 3, 1997, a change of the Fund's name from "Premier Global Investing, Inc." to "Dreyfus Premier Global Investing, Inc."

    Beginning August 1, 1997, the Fund intends to invest substantially all of its assets in the securities of foreign issuers, except when maintaining a temporary defensive position. Currently, the Fund invests approximately 20% to 30% of its assets in the securities of domestic issuers. Concurrent with this change in investment policy, the Fund's name will be changed to "Dreyfus Premier International Growth Fund, Inc."

    Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund's shares. The Fund is authorized to issue 300 million of $.001 par value Common Stock in each of the following class of shares: Class A, Class B, Class C and Class R shares. Class A shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

    (a) Portfolio valuation: Investments in securities (including options and financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

    (b) Foreign currency transactions: The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in

Dreyfus Premier Global Investing, Inc.
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

    (c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis.

    (d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. This may result in distributions that are in excess of investment income-net and net realized gain on a fiscal year basis. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.

    (e) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

NOTE 2--Bank Line of Credit:

    In accordance with an agreement with a bank, the Fund may borrow up to $10 million under a short-term unsecured line. Interest on borrowings is charged at rates which are related to Federal Funds rates in effect from time to time. For the period ended April 30, 1997, there were no borrowings under the line of credit.

NOTE 3--Management Fee and Other Transactions With Affiliates:

    (a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .75 of 1% of the value of the Fund's average daily net assets and is payable monthly.

    (b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, the Fund pays the Distributor for distributing the Fund's Class B and Class C shares at an annual rate of .75 of 1% of the value of the average daily net assets of Class B and Class C. During the period ended April 30, 1997, $264,343 was charged to the Fund for the Class B shares and $524 was charged to the Fund for the Class C shares.

    (c) Under the Shareholder Services Plan, the Fund pays the Distributor at an annual rate of .25 of 1% of the value of the average daily net assets of Class A, Class B and Class C shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 1997, $82,137, $88,114 and $175 were charged to Class A, Class B and Class C shares, respectively, by the Distributor pursuant to the Shareholder Services Plan.

    The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $19,655 for the period ended April 30, 1997.

Dreyfus Premier Global Investing, Inc.
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

    (d) Each director who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $1,000 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation and the Director Emeritus receives 50% of such compensation.

NOTE 4--Securities Transactions:

    (a) The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward currency exchange contracts, during the period ended April 30, 1997, amounted to $84,397,909 and $106,583,273, respectively.

    The following summarizes open forward currency exchange contracts at April 30, 1997:

                                                    Foreign                              Unrealized
                                                    Currency                            Appreciation
Forward Currency Contracts                           Amount      Proceeds     Value    (Depreciation)
--------------------------                        -----------   ----------   -------  ----------------
Sales:
------
British Pounds, expiring 6/11/97....               2,500,000   $4,020,000   $4,059,750   $(39,750)
Dutch Guilders, expiring 6/11/97....               3,350,000    1,741,617    1,727,071     14,546
Dutch Guilders, expiring 7/10/97....               3,350,000    1,794,130    1,730,729     63,401
French Francs, expiring 6/11/97.....              10,750,000    1,864,216    1,848,286     15,930
French Francs, expiring 7/10/97.....              10,750,000    1,923,008    1,851,820     71,188
German Deutsche Marks,
  expiring 6/11/97..................               1,200,000      701,960      695,612      6,348
German Deutsche Marks,
  expiring 7/10/97..................               1,200,000      723,153      697,067     26,086
Italian Lire, expiring 6/11/97......           2,200,000,000    1,280,112    1,284,852     (4,740)
Italian Lire, expiring 7/10/97......           2,200,000,000    1,325,141    1,283,779     41,362
Japanese Yen, expiring 5/6/97.......           1,100,000,000    9,161,246    8,668,345    492,901
Swedish Krona, expiring 6/11/97.....               3,000,000      392,157      383,441      8,716
Swedish Krona, expiring 7/10/97.....               3,000,000      395,987      383,921     12,066
                                                                                         --------
    Total...........................                                                     $708,054
                                                                                         ========


    The Fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, or to gain exposure to the foreign currency in an attempt to realize gains. When executing forward currency exchange contracts, the Fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the Fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The Fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the Fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The Fund realizes a gain if the value of the contract increases between those dates. The Fund is also exposed to credit risk associated with counter party nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract.

    (b) At April 30, 1997, accumulated net unrealized appreciation on investments was $8,997,760, consisting of $14,463,067 gross unrealized appreciation and $5,465,307 gross unrealized depreciation.

    At April 30, 1997, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Dreyfus Premier Global Investing, Inc.
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
90 Washington Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940


Printed in U.S.A.                  092/633SA974